6. EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - EQUITY

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value.  As of March 31, 2013 and December 31, 2012, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share.  Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200.  This is recorded as a non-cash expense in the accompanying statement of operations.

In November 2010 the Company issued approximately 683 million shares of common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned issuance, the Company has become a majority-owned subsidiary of NHIL.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value. As of December 31, 2012 and 2011, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share. Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200. This is recorded as a non-cash expense in the accompanying statement of operations.

In November 2010 the Company issued approximately 683 million shares of common stock, representing 93% of the ownership of the Company, to NHIL. After the above mentioned issuance, the Company has become a majority-owned subsidiary of NHIL.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.